Cost of Revenue - Summary of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Costs Of Revenue [Abstract]
- Operation of IT platform	$ 2,667,163	$ 4,086,029	$ 112,803
- Cloud management services	233,032	270,967
Platform fees	2,900,195	4,356,996	112,803
Trade marketplace	18,272,140
Cost of revenue	$ 21,172,335	$ 8,713,992	$ 225,606